                                             UAM Funds
                                             Funds for the Informed Investor(SM)


C & B Equity Portfolio
for Taxable Investors
Annual Report                                                   October 31, 2000




                                                                   [LOGO OF UAM]

UAM FUNDS                                                C & B EQUITY PORTFOLIO
                                                         FOR TAXABLE INVESTORS
                                                         October 31, 2000
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Portfolio of Investments ..................................................    4

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   11

Report of Independent Accountants .........................................   15
--------------------------------------------------------------------------------

UAM FUNDS                                                C & B EQUITY PORTFOLIO
                                                         FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

November 10, 2000

Dear Shareholder:

The following report provides a detailed description of the securities held and statement of operations for the C & B Equity Portfolio for Taxable Investors for the twelve-month period ended October 31, 2000.

For this period, the C & B Taxable Equity Investors outperformed its benchmark index, the S&P 500. Over this period, the C & B Equity Portfolio for Taxable Investors returned 20.32% versus the S&P 500 being up 6.09%. Given Cooke & Bieler's "high quality, low risk" approach, these results are consistent with the expectations of the Cooke & Bieler style outperforming in a "flat" market.

As of October 31, 2000, common stocks represented 95% of the portfolio, with cash reserves being 5%.

The period ended October 31, 2000 was attractive for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was negatively impacted by the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average, after tax, long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of companies held in the C & B Equity Portfolio for Taxable Investors should help to provide this downside protection. These high quality characteristics, as compared to the S&P 500, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,


/s/ SAMUEL H. BALLAM, III

Samuel H. Ballam, III

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Index
                      -----------------------------------

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     -------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN*
                       FOR PERIOD ENDED OCTOBER 31, 2000
                     -------------------------------------
                           1                   Since
                          Year                2/12/97*
                     -------------------------------------
                          20.32%               13.42%
                     -------------------------------------


                                    [GRAPH]

               C&B            S&P

Feb-97        10,000        10,000
Oct-97        11,554        11,792
Oct-98        12,496        14,386
Oct-99        13,276        18,079
Oct-00        15,972        19,180


 * Beginning of operations. Index comparisons begin on 1/31/97.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.


All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

                 See definition of comparative index on page 2.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 95.3%


                                                           Shares       Value
                                                          --------   -----------
AUTOMOTIVE -- 2.3%
   Snap-On ........................................         2,000    $    51,125
                                                                     -----------
BEAUTY PRODUCTS -- 5.0%
   Avon Products ..................................         2,300        111,550
                                                                     -----------
BUILDING & CONSTRUCTION -- 2.9%
   Sherwin-Williams ...............................         3,000         65,062
                                                                     -----------
COMMUNICATIONS EQUIPMENT -- 1.0%
   Motorola .......................................           900         22,444
                                                                     -----------
COMPUTERS & SERVICES -- 2.6%
   International Business Machines ................           600         59,100
                                                                     -----------
CONSUMER NON-DURABLES -- 6.0%
   Energizer Holdings* ............................           833         16,452
   Nike, Cl B .....................................         3,000        119,812
                                                                     -----------
                                                                         136,264
                                                                     -----------
ENERGY -- 11.8%
   Enron ..........................................           500         41,031
   Exxon Mobil ....................................         1,200        107,025
   Royal Dutch Petroleum ADR ......................         2,000        118,750
                                                                     -----------
                                                                         266,806
                                                                     -----------
FINANCIAL SERVICES -- 4.8%
   MBIA ...........................................         1,500        109,031
                                                                     -----------
FOOD, BEVERAGE & TOBACCO -- 8.7%
   Anheuser-Busch .................................         1,800         82,350
   Ralston Purina Group ...........................         2,500         60,625
   Whitman ........................................         4,000         52,000
                                                                     -----------
                                                                         194,975
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 95.3%

                                                           Shares       Value
                                                          --------   -----------

INSURANCE -- 7.9%
   AON ............................................         2,700    $   111,881
   Marsh & McLennan ...............................           500         65,375
                                                                     -----------
                                                                         177,256
                                                                     -----------
MACHINERY -- 4.1%
   Dover ..........................................         2,200         93,362
                                                                     -----------
MEDICAL PRODUCTS -- 7.1%
   Becton Dickinson ...............................         3,000        100,500
   Dentsply International .........................         1,700         58,969
                                                                     -----------
                                                                         159,469
                                                                     -----------
MULTI-INDUSTRY -- 2.7%
   National Service Industries ....................         3,000         61,313
                                                                     -----------
OFFICE EQUIPMENT -- 2.0%
   Pitney Bowes ...................................         1,500         44,531
                                                                     -----------
OFFICE FURNITURE & FIXTURES -- 3.1%
   Steelcase, Cl A ................................         4,000         70,500
                                                                     -----------
  -- 12.9%
   Abbott Laboratories ............................         1,400         73,938
   Bristol-Myers Squibb ...........................         1,200         73,125
   Merck ..........................................         1,600        143,900
                                                                     -----------
                                                                         290,963
                                                                     -----------
RESTAURANTS -- 3.4%
   Wendy's International ..........................         3,500         76,125
                                                                     -----------
SERVICES -- 7.0%
   SYSCO ..........................................         3,000        156,563
                                                                     -----------
   TOTAL COMMON STOCKS
      (Cost $1,697,034) ...........................                    2,146,439
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 5.2%

                                                             Face
                                                            Amount       Value
                                                           --------   ----------
REPURCHASE AGREEMENT -- 5.2%
   Chase Securities, Inc. 6.35%, dated 10/31/00,
      due 11/01/00 to be repurchased at $118,021,
      collateralized by $88,385 of various
      U.S. Treasury Obligations valued at
      $118,002 (Cost $118,000) .....................      $  118,000  $  118,000
                                                                      ----------
   TOTAL INVESTMENTS -- 100.5% (Cost $1,815,034) (a)                   2,264,439
                                                                      -----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.5%) .....                     (11,434)
                                                                      -----------
   TOTAL NET ASSETS -- 100.0% ......................                  $2,253,005
                                                                      ==========

  * Non-Income Producing Security
ADR American Depositary Receipt
 Cl Class
(a) The cost for federal income tax purposes was $1,815,034. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $449,405. This consisted of aggregate gross unrealized appreciation for all securities of $581,833, and gross unrealized depreciation for all securities of $132,428.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost ............................................    $1,815,034
                                                                     ==========
Investments, at Value -- Note A .................................    $2,264,439
Cash ............................................................            89
Receivable due from Investment Adviser -- Note B ................         6,855
Dividends and Interest Receivable ...............................         2,820
Other Assets ....................................................         6,626
                                                                     ----------
   Total Assets .................................................     2,280,829
                                                                     ----------
Liabilities
Payable for Administrative Fees -- Note C .......................         7,549
Payable for Directors' Fees -- Note F ...........................           850
Payable for Custodian Fees -- Note D ............................           500
Other Liabilities ...............................................        18,925
                                                                     ----------
   Total Liabilities ............................................        27,824
                                                                     ----------
Net Assets ......................................................    $2,253,005
                                                                     ==========

Net Assets Consist of:
Paid in Capital .................................................     1,597,369
Undistributed Net Investment Income .............................         2,147
Accumulated Net Realized Gain ...................................       204,084
Unrealized Appreciation .........................................       449,405
                                                                     ----------
Net Assets ......................................................    $2,253,005
                                                                     ==========

Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
    (Authorized 25,000,000) .....................................       146,931
Net Asset Value, Offering and Redemption Price Per Share ........    $    15.33
                                                                     ==========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    C & B EQUITY PORTFOLIO
                                             FOR TAXABLE INVESTORS
                                             FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends .......................................................    $  47,041
Interest ........................................................        4,147
Less: Foreign Tax Withholding ...................................         (414)
                                                                     ---------
   Total Income .................................................       50,774
                                                                     ---------
Expenses
Administrative Fees -- Note C ...................................       77,340
Printing Fees ...................................................       15,688
Investment Advisory Fees -- Note B ..............................       16,158
Audit Fees ......................................................       13,175
Registration and Filing Fees ....................................       11,249
Directors' Fees -- Note F .......................................        3,059
Custodian Fees -- Note D ........................................          729
Legal ...........................................................          214
Other Expenses ..................................................        5,027
Investment Advisory Fees Waived -- Note B .......................      (16,158)
Expenses Assumed by the Investment Adviser -- Note B ............     (100,595)
                                                                     ---------
   Net Expenses Before Expense Offset ...........................       25,886
Expense Offset -- Note A ........................................          (31)
                                                                     ---------
   Net Expenses After Expense Offset ............................       25,855
                                                                     ---------
Net Investment Income ...........................................       24,919
                                                                     ---------
Net Realized Gain on Investments ................................      429,369
Net Change in Unrealized Appreciation
  (Depreciation) on Investments .................................      (10,423)
                                                                     ---------
Net Gain on Investments .........................................      418,946
                                                                     ---------
Net Increase in Net Assets Resulting from Operations ............    $ 443,865
                                                                     =========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                            Year Ended    Year Ended
                                                            October 31,    October 31,
                                                               2000          1999
                                                           -----------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...............................   $    24,919    $    36,335
   Net Realized Gain (Loss) ............................       429,369        (87,346)
   Net Change in Unrealized Appreciation (Depreciation)        (10,423)       261,738
                                                           -----------    -----------
   Net Increase in Net Assets Resulting from Operations        443,865        210,727
                                                           -----------    -----------
Distributions:
   Net Investment Income ...............................       (24,971)       (35,275)
                                                           -----------    -----------
Capital Share Transactions: (1)
   Issued ..............................................         2,000        362,950
   In Lieu of Cash Distributions .......................         9,859         20,328
   Redemption Fees .....................................         1,250             --
   Redeemed ............................................    (1,812,850)      (417,203)
                                                           -----------    -----------
   Net Decrease from Capital Share Transactions ........    (1,799,741)       (33,925)
                                                           -----------    -----------
         Total Increase (Decrease) .....................    (1,380,847)       141,527
Net Assets:
   Beginning of Period .................................     3,633,852      3,492,325
                                                           -----------    -----------
   End of Period (including undistributed net investment
     income of $2,147 and $2,199, respectively) ........   $ 2,253,005    $ 3,633,852
                                                           ===========    ===========
(1) Shares Issued and Redeemed:
   Shares Issued .......................................           142         27,466
   In Lieu of Cash Distributions .......................           729          1,562
   Shares Redeemed .....................................      (136,282)       (32,167)
                                                           -----------    -----------
   Net Decrease in Shares Outstanding ..................      (135,411)        (3,139)
                                                           ===========    ===========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                            Selected Per Share Data & Ratios
                                                              For a Share Outstanding Throughout Each Period
                                                                                                 February 12,
                                                          Year Ended   Year Ended   Year Ended    1997*** to
                                                          October 31,  October 31,  October 31,   October 31,
                                                             2000         1999         1998          1997
                                                          ----------   ----------   ----------    ----------
Net Asset Value,
   Beginning of Period ........................           $   12.87     $   12.23     $   11.45     $  10.00
                                                          ---------     ---------     ---------     --------
Income from Investment Operations:
   Net Investment Income ......................                0.15          0.12          0.14         0.11
   Net Realized and
     Unrealized Gain ..........................                2.45          0.64          0.79@        1.44
                                                          ---------     ---------     ---------     --------
   Total from Investment Operations ...........                2.60          0.76          0.93         1.55
                                                          ---------     ---------     ---------     --------
Distributions:
   Net Investment Income ......................               (0.14)        (0.12)        (0.15)       (0.10)
                                                          ---------     ---------     ---------     --------
Net Asset Value, End of Period ................           $   15.33     $   12.87     $   12.23     $  11.45
                                                          =========     =========     =========     ========

Total Return+ .................................               20.32%         6.23%         8.16%      15.54%**
                                                          =========     =========     =========     ========

Ratios and Supplemental Data
Net Assets, End of Period (Thousands) .........           $   2,253     $   3,634     $   3,492     $    993
Ratio of Expenses to Average Net Assets .......                1.00%         1.00%         1.01%        1.00%*
Ratio of Net Investment
   Income to Average Net Assets ...............                0.96%         0.96%         1.24%        1.57%*
Portfolio Turnover Rate .......................                   9%           20%           49%           3%

  * Annualized
 ** Not annualized
*** Commencement of Operations
  + Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
  @ The amount shown for the year ended October 31, 1998 for a share outstanding throughout the year does not agree with the amount of aggregate net losses on investments for the year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term, after tax total return consistent with minimizing risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

     obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual, Plc. gained control of United Asset Management on September 26, 2000.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500 and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 2000, the Administrator was paid $77,340, of which $36,086 was paid to SEI for their services, $14,723 to DST for their services, and $8,794 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the year ended October 31, 2000, the Portfolio made purchases of $240,817 and sales of $2,048,006 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 2000, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 2000, 76% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

     The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Portfolio. For the year ended October 31, 2000, there were $1,250 in redemption fees retained.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Equity Portfolio for Taxable Investors

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a portfolio of UAM Funds, Inc., at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 15, 2000

UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO
                                                   OCTOBER 31, 1999
--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited)

For the year ended October 31, 2000 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 100%.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

Officers and Directors

James F. Orr, III                              William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Gary L. French
Director                                       Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Director                                       Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Director                                       Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Director                                       Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke &Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                       ----------------------------------------
                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.
                                       ----------------------------------------

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the C&B Equity for Taxable Investors Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On November 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr.......................... 19,010,168     --   451,579
  02) Nancy J. Dunn................................ 19,032,354     --   429,393
  03) William A. Humenuk........................... 19,032,469     --   429,278
  04) Philip D. English............................ 19,032,469     --   429,278
  05) James F. Orr, III............................ 19,030,371     --   431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                        59,856     --    67,263

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............     59,856  67,263      --
  b) Borrowing:....................................     59,856  67,263      --
  c) Issuing of Senior Securities:.................     59,856  67,263      --
  d) Underwriting:.................................     59,856  67,263      --
  e) Industry Concentration:.......................     59,856  67,263      --
  f) Investment in Real Estate:....................     59,856  67,263      --
  g) Commodities:..................................     59,856  67,263      --
  h) Lending:......................................     59,856  67,263      --
  i) Illiquid Securities:..........................     59,856  67,263      --
  j) Control or Management:........................     59,856  67,263      --
  k) Unseasoned Issuers:...........................     59,856  67,263      --
  l) Borrowing exceeding 5%:.......................     59,856  67,263      --
  m) Pledging:.....................................     59,856  67,263      --
  n) Margin Purchases and Short Sales:.............     59,856  67,263      --

                                                       For:   Against: Abstain:
                                                      ------- -------- --------
  o) Directors' Ownership of Shares:.................  59,856  67,263    --
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:............  59,856  67,263    --
  q) Futures and Options:............................  59,856  67,263    --

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                      129,636     --     --

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                      129,636     --     --

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                                      129,636     --     --

                                                            [LOGO OF UAM FUNDS]